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February 28, 2017

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	Schwab Strategic Trust Post-Effective Amendment No. 94 to Registration Statement on Form N-1A (File Nos. 333-160595 and 811-22311)

Ladies and Gentlemen:

Our client, Schwab Strategic Trust (the “Trust”), has enclosed, pursuant to Rule 485(a) under the Securities Act of 1933, as amended (“Securities Act”), Post-Effective Amendment (“PEA”) No. 94 to the Trust’s registration statement on Form N-1A, together with all Exhibits thereto (“Registration Statement”), under the Securities Act and Amendment No. 96 to the Registration Statement under the Investment Company Act of 1940, as amended (“Investment Company Act”). This filing is being made for the purposes of making revisions to the investment objectives of the Schwab U.S. TIPS ETF, Schwab Short-Term U.S. Treasury ETF and Schwab Intermediate-Term U.S. Treasury ETF (the “Funds”).

As counsel to the Trust, we hereby request, in reliance upon Securities Act Release No. 6510 and Investment Company Act Release No. 13768 (February 15, 1984), that this PEA No. 94 receive selective review from the Securities and Exchange Commission and its staff of the changes to the Funds contained herein because the additional disclosures set forth in this PEA No. 94 are “not substantially different” from the disclosures that the Trust previously filed in PEA No. 88 to the Trust’s registration statement on Form N-1A. We note that, due to a new document format for the Prospectus and Statement of Additional Information, the R-tagged version of PEA No. 94 reflects numerous differences between PEA No. 94 and PEA No. 88. Please contact the undersigned or Catherine MacGregor of Charles Schwab Investment Management, Inc. at (415) 667-0650 if you would like us to supplementally provide a redline version of PEA No. 94 that reflects the substantive changes described above.

The Trust undertakes to make an additional filing of the Registration Statement in order to respond to any comments you might have with respect to this filing, add any additional non-material disclosure that may be required in order to complete the Registration Statement and file the appropriate exhibits.

February 28, 2017 Page 2

No fee is required in connection with this filing. Please contact me at (212) 641-5669 with any questions or comments.

Sincerely,

/s/ Jeremy Senderowicz

Jeremy Senderowicz